******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23120
Reporting Period: 07/01/2020 - 06/30/2021
Stone Ridge Trust V

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-23120


Stone Ridge Trust V
(Exact name of registrant as specified in charter)


510 Madison Avenue, 21st Floor
New York, New York 10022
(Address of principal executive offices) (Zip code)


Stone Ridge Asset Management LLC
510 Madison Avenue, 21st Floor
New York, New York 10022
(Name and address of agent for service)


Registrant's telephone number, including area code: (855)-609-3680


Date of fiscal year end: February 28, 2022

Date of reporting period: July 1, 2020 to June 30, 2021


Item 1. Proxy Voting Record.

============== Stone Ridge Alternative Lending Risk Premium Fund ===============


UPSTART HOLDINGS, INC.

Ticker:       UPST           Security ID:  91680M107
Meeting Date: MAY 26, 2021   Meeting Type: Annual
Record Date:  APR 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Dave Girouard            For       Withhold     Management
1.2   Elect Director Hilliard C. Terry, III   For       Withhold     Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Stone Ridge Trust V


By (Signature and Title) /s/ Ross Stevens
                         Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date August 30, 2021


By (Signature and Title) /s/ Anthony Zuco
                         Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date  August 27, 2021